Share-based Compensation - Summary of Changes in RSUs and DSUs (Details) - shares	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	8,125,334
Ending balance
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted		107,543
Cancelled		(700)
Exercised		(57,960)
Ending balance		48,883
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted		378,080
Cancelled		(7,617)
Settled		(2,539)
Ending balance		367,924